Unusual Items - Summary of Losses Incurred on Repurchase of Debt Instruments (Parenthetical) (Detail)	Nov. 30, 2011 2.25% Convertible Subordinated Debentures [Member]	Nov. 30, 2010 2.25% Convertible Subordinated Debentures [Member]	Nov. 30, 2012 9.5% Senior Subordinated Notes [Member]	May 31, 2012 9.5% Senior Subordinated Notes [Member]	Nov. 30, 2010 9.5% Senior Subordinated Notes [Member]
Unusual or Infrequent Item [Line Items]
Debt instrument interest rate stated percentage	2.25%	2.25%	9.50%	9.50%	9.50%